Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Analysis of income and expense [abstract]
Business Transformation program	€ 1.0	€ 0.0
Findus Switzerland Integration Costs	0.8	0.0
Release of indemnification assets	5.0	17.8
Brexit Costs - Exceptional Items	3.2	0.2
Goodfella's Pizza & Aunt Bessie's integration costs	0.0	2.0
Factory optimization	0.8	0.6
Exceptional items	€ 10.8	€ 20.6